LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE	12 Months Ended
Dec. 31, 2024
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

4LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

The loss before income taxes is classified as follows:

		Year Ended December 31,
	Note	2024	2023
Revenue	24	102,001	93,519
Cost of revenue		(47,956)	(43,580)
Gross Profit		54,045	49,939

Salaries and subcontractors		(22,984)	(22,887)
Share based compensation	10	(809)	(2,055)
Total employee costs		(23,793)	(24,942)
Depreciation and amortization		(16,894)	(13,067)
IT and hosting		(4,945)	(4,176)
Professional fees		(5,979)	(3,086)
Corporate costs		(558)	(538)
Sales and marketing		(1,807)	(2,040)
Bad debt recovery (expense)	16	(438)	376
Travel and entertainment		(1,065)	(891)
Transaction and acquisition costs		(162)	—
Other operational costs		(2,154)	(2,460)
Selling, General and Administrative Expenses		(57,795)	(50,824)

(Loss) on remeasurement of derivative liability	7	(94)	(47)
Gain on settlement of convertible debt	7	169	595
Gain (Loss) on remeasurement of deferred consideration	6, 12	132	(440)
Operating Loss		(3,543)	(777)

Accretion on liabilities	6, 7, 12	(1,726)	(1,940)
Foreign exchange gain (loss)		(405)	67
Interest and financing fees		(1,026)	(276)
Net Interest Expense and Other Financing Charges		(3,157)	(2,149)
Loss Before Income Taxes		(6,700)	(2,926)